Contract liability - Explanation of Changes in Contract Liabilities (Details) SFr in Thousands	6 Months Ended
Jun. 30, 2024 CHF (SFr)
Disclosure Of Detailed Information About Contract Liability [Line Items]
Contract liability at beginning of period	SFr 4,333
Recognized as revenue	3,748
Contract liability at end of period	585
Novartis AG, Switzerland
Disclosure Of Detailed Information About Contract Liability [Line Items]
Contract liability at beginning of period	4,333
Recognized as revenue	3,748
Contract liability at end of period	SFr 585